Other comprehensive income/(loss)	12 Months Ended
Jun. 30, 2022
Other comprehensive income/(loss)
Other comprehensive income/(loss)

13 Other comprehensive income/(loss)

	For the year ended June 30, 2020
	Before-tax	Tax (expense)/	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	6,361	—	6,361
Other comprehensive income	6,361	—	6,361

	For the year ended June 30, 2021
	Before-tax	Tax (expense)/	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	(16,548)	—	(16,548)
Other comprehensive loss	(16,548)	—	(16,548)

	For the year ended June 30, 2022
	Before-tax	Tax (expense)/	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	40,494	—	40,494
Other comprehensive income	40,494	—	40,494